Discontinued Operations (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Revenue	3,726
Cost of revenue	(3,846)
Gross loss	(120)
Operating expenses:
Sales and marketing expenses	(4,032)
General and administrative expenses	(8,167)
Research and development expenses	(3,046)
Loss before income tax expenses	(15,365)
Income tax benefit	2,413
Loss from discontinued operations	(12,952)